Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Contingently convertible to notes payable shares	12,605,283
Common stock, par value	$ 0.001		$ 0.001
Common stock, shares authorized	150,000,000		150,000,000
Common stock, shares issued	63,471,129		44,021,382
Common stock, shares outstanding	63,471,129		43,885,090
Treasury Stock cost			100,000
Treasury Stock par value			0.001
Accumulated depreciation	$ 37,532		$ 51,029
Canfield [Member]
Common stock, shares authorized			100,000,000		100,000,000
Common stock, shares issued			11,813,200		11,477,200
Common stock, shares outstanding			11,813,200		11,477,200
Preferred stock, no par value
Preferred stock, authorized shares			5,000,000		5,000,000
Preferred stock, issued shares
Preferred stock, outstanding shares
Common stock, no par value
Accumulated depreciation			$ 95,488		$ 92,907
Copa Di Vino Corporation [Member]
Accumulated depreciation		$ 1,821,771	$ 1,693,479		$ 1,520,132
Copa Di Vino Corporation [Member] | Voting Common Stock [Member]
Common stock, par value		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized		80,000,000	80,000,000	80,000,000	80,000,000
Common stock, shares issued		24,440,945	24,440,945	24,440,945	24,440,945
Common stock, shares outstanding		24,440,945	24,440,945	24,440,945	24,440,945
Copa Di Vino Corporation [Member] | Non-voting Common Stock [Member]
Common stock, par value		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized		20,000,000	20,000,000	20,000,000	20,000,000
Common stock, shares issued		7,993,802	7,993,802	7,993,802	7,993,802
Common stock, shares outstanding		7,993,802	7,993,802	7,993,802	7,993,802